Long-Term Debt	12 Months Ended
Dec. 31, 2021
Long-Term Debt
Long-Term Debt

15) Long-Term Debt

Long-term debt as of December 31, 2021 and 2020, consisted of the following:

		December 31,	December 31,
(U.S. Dollars in thousands)	Vessel	2021	2020
$345 million loan facility	Anna Knutsen, Tordis Knutsen, Vigdis Knutsen, Brasil Knutsen, Lena Knutsen	$338,726	$—
$320 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen, Fortaleza Knutsen, Recife Knutsen, Ingrid Knutsen	222,133	252,245
$55 million revolving credit facility		—	34,279
Hilda loan facility	Hilda Knutsen	72,308	78,462
Torill loan facility	Torill Knutsen	75,000	81,667
$172.5 million loan facility	Dan Cisne, Dan Sabia	45,340	58,340
Raquel loan facility	Raquel Knutsen	—	52,725
Tordis loan facility	Tordis Knutsen	—	75,871
Vigdis loan facility	Vigdis Knutsen	—	77,136
Lena loan facility	Lena Knutsen	—	75,950
Brasil loan facility	Brasil Knutsen	—	50,997
Anna loan facility	Anna Knutsen	—	62,196
Tove loan facility	Tove Knutsen	81,883	86,250
$25 million revolving credit facility with NTT		25,000	25,000
$25 million revolving credit facility with Shinsei		25,000	25,000
Raquel Sale & Leaseback	Raquel Knutsen	89,206	—
Total long-term debt		$974,596	$1,036,118
Less: current installments		90,956	186,723
Less: unamortized deferred loan issuance costs		2,378	2,535
Current portion of long-term debt		88,578	184,188
Amounts due after one year		883,640	849,395
Less: unamortized deferred loan issuance costs		5,092	3,238
Long-term debt, less current installments, and unamortized deferred loan issuance costs		$878,548	$846,157

The Partnership’s outstanding debt of $974.6 million as of December 31, 2021 is repayable as follows :

(U.S. Dollars in thousands)	Sale & Leaseback	Period repayment	Balloon repayment	Total
2022	$4,960	$85,996	$—	$90,956
2023	5,177	79,768	225,906	310,851
2024	5,418	38,107	123,393	166,918
2025	5,640	28,372	65,506	99,518
2026 and thereafter	68,010	18,822	219,521	306,353
Total	$89,205	$251,065	$634,326	$974,596

As of December 31, 2021, the interest rates on the Partnership’s loan agreements were LIBOR plus a fixed margin ranging from 1.75% to 2.4%.

$345 Million Term Loan Facility

In September 2021, the Partnership’s subsidiaries which own the Tordis Knutsen, the Vigdis Knutsen, the Lena Knutsen, the Anna Knutsen and the Brasil Knutsen, entered into a new $345 million senior secured credit facility in order to refinance their existing term loans (the “$345 Million Loan Facility”). The $345 Million Loan Facility consists of a term loan repayable in 20 consecutive quarterly installments, with a balloon payment of $220 million due at maturity in September 2026. The facility bears interest at a rate per annum equal to LIBOR plus a margin of 2.05%. The facility is guaranteed by the Partnership and secured by mortgages on the five vessels.

The $345 Million Loan Facility contains the following financial covenants:

●	Positive working capital of the borrowers and the Partnership;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 12 additional vessels in excess of 8 vessels;
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The $345 Million Loan Facility also identifies various events that may trigger mandatory reduction, prepayment, and cancellation of the facility, including if the aggregate market value of the vessels is less than 125% of the outstanding balance under the facility, upon a total loss or sale of a vessel and customary events of default. As of December 31, 2021, the borrowers and the guarantors were in compliance with all covenants under this facility.

$320 Million Term Loan Facility and $55 Million Revolving Credit Facility

In September 2018, the Partnership’s subsidiaries which own the Windsor Knutsen, the Bodil Knutsen, the Fortaleza Knutsen, the Recife Knutsen, the Carmen Knutsen and the Ingrid Knutsen (“the Vessels”), entered into new senior secured credit facilities (the “Multi-vessels Facility”) in order to refinance their existing long term bank debt. The Multi-vessels Facility consists of a term loan of $320 million and a $55 million revolving credit facility. The term loan is repayable in 20 consecutive quarterly installments, with a final payment at maturity in September 2023 of $177 million, which includes the balloon payment and last quarterly installment. The term loan bears interest at a rate per annum equal to LIBOR plus a margin of 2.125%. The revolving credit facility will mature in September 2023, and bears interest at LIBOR plus a margin of 2.125%. There is a commitment fee of 0.85% payable on the undrawn portion of the revolving credit facility. The loans are guaranteed by the Partnership and secured by mortgages on the Vessels.

The Vessels, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Multi-vessel facility. The Partnership and the borrowers (except for the Partnership subsidiary that owns the Recife Knutsen and the Fortaleza Knutsen) are guarantors, and the Multi-vessels Facility is secured by vessel mortgages on the Windsor Knutsen, the Bodil Knutsen, the Fortaleza Knutsen, the Recife Knutsen, the Carmen Knutsen and the Ingrid Knutsen.

The Multi-vessels Facility contains the following financial covenants:

●	Positive working capital of the borrowers and the Partnership;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 12 additional vessels in excess of 8 vessels;
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Multi-vessels Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the aggregate market value of the vessels is less than 125% of the outstanding balance under the Multi Vessel Facility, upon a total loss or sale of a vessel and customary events of default. As of December 31, 2021, the borrowers and the guarantors were in compliance with all covenants under this facility.

Hilda Loan Facility

In May 2017, the Partnership’s subsidiary, Knutsen Shuttle Tankers 14 AS, which owns the vessel Hilda Knutsen, entered into a new $100 million senior secured term loan facility with Mitsubishi UFJ Lease & Finance (Hong Kong) Limited (the “Hilda Facility”). The Hilda Facility replaced the $117 million loan facility, which was due to be paid in full in August 2018. The Hilda Facility is repayable in 28 consecutive quarterly installments with a final payment at maturity of $58.5 million, which includes the balloon payment and last quarterly installment. The Hilda Facility bears interest at a rate per annum equal to LIBOR plus a margin of 2.2%. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors. The facility matures in May 2024.

The Hilda Facility contains the following primary financial covenants:

●	Positive working capital of the borrower and the Partnership;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1 million for each additional vessel acquired by the Partnership in excess of eight vessels and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract;
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Hilda Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the market value of the vessels is less than 110% of the outstanding loan under the Hilda Facility for the first two years, 120% for the third and fourth year and 125% thereafter, upon a total loss or sale of the vessel and customary events of default. As of December 31, 2021, the borrower and the guarantors were in compliance with all covenants under this facility.

Torill Loan Facility

In January 2018, the Partnership’s subsidiary, Knutsen Shuttle Tankers 15 AS, which owns the vessel Torill Knutsen, entered into a new $100 million senior secured term loan facility (the “Torill Facility”) with a consortium of banks, in which The Bank of Tokyo-Mitsubishi UFJ acted as agent. The Torill Facility replaced a $117 million secured loan facility, which was due to be paid in full in October 2018. The Torill Facility is repayable in 24 consecutive quarterly installments with a balloon payment of $60.0 million due at maturity. The Torill Facility bears interest at a rate per annum equal to LIBOR plus a margin of 2.1%. The facility will mature in January 2024 and is guaranteed by the Partnership. The Torill Facility contains the following primary financial covenants:

●	Positive working capital of the borrower and the Partnership;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract in excess of 8 vessels;
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Torill Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the market value of the vessel is less than 110% of the outstanding loan under the Torill Facility for the first two years, 120% for the third and fourth year and 125% thereafter, upon a total loss or sale of a vessel and customary events of default. As of December 31, 2021, the borrower and the guarantor were in compliance with all covenants under this facility.

$172.5 Million Secured Loan Facility

In April 2014, KNOT Shuttle Tankers 20 AS and KNOT Shuttle Tankers 21 AS, the subsidiaries owning the Dan Cisne and Dan Sabia, as the borrowers, entered into a $172.5 million senior secured loan facility. In connection with the Partnership’s acquisition of the Dan Cisne, in December 2014, the $172.5 million senior secured loan facility was split into a tranche related to the Dan Cisne (the “Dan Cisne Facility”) and a tranche related to Dan Sabia (the “Dan Sabia Facility”).

The Dan Cisne Facility and the Dan Sabia Facility are guaranteed by the Partnership and secured by a vessel mortgage on the Dan Cisne and Dan Sabia. The Dan Cisne Facility and the Dan Sabia Facility bear interest at LIBOR plus a margin of 2.4% and are repayable in semiannual installments with a final balloon payment due at maturity in September 2023 and January 2024, respectively.

The Dan Cisne Facility and Dan Sabia Facility contain the following financial covenants:

●	Minimum liquidity of the Partnership of $15 million plus increments of $1 million for each additional vessel acquired by the Partnership in excess of eight vessels and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract; and
●	Minimum book equity ratio for the Partnership of 30%.

The facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the market value of either of the vessels are less than 125% of the respective loan, upon a total loss or sale of a vessel and customary events of default. As of December 31, 2021, the borrowers and the guarantor were in compliance with all covenants under this facility.

Tove Loan Facility

In July 2019, KNOT Shuttle Tankers 34 AS, the subsidiary owning the Tove Knutsen, as the borrower, entered into a secured loan facility (the “Tove Facility”). The Tove Facility is repayable in quarterly installments with a final balloon payment of $65.5 million due at maturity in September 2025. The Tove Facility bears interest at an annual rate equal to LIBOR plus a margin of 1.75%. The facility is secured by a standard security package for a vessel financing, including a vessel mortgage on the Tove Knutsen, assignments of earnings, charterparty contracts and insurance proceeds. The Partnership and KNOT Shuttle Tankers AS guarantee the Tove Facility.

The Tove Facility contains the following financial covenants:

●	Positive working capital of the Partnership;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract in excess of 8 vessels;
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Tove Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the market value of vessel falls below 110% of the outstanding loan, upon total loss or sale of the vessel and customary events of default. As of December 31, 2021, the borrower and the guarantors were in compliance with all covenants under this facility.

$25 Million Revolving Credit Facility with NTT

In June  2021, KNOT Shuttle Tankers AS extended the maturity of its $25 million unsecured revolving credit facility with NTT Finance Corporation. The extended facility will mature in August 2023, bears interest at LIBOR plus a margin of 1.8% and has a commitment fee of 0.5% on the undrawn portion of the facility. The commercial terms of the facility are unchanged from the facility entered into in June 2017 with NTT Finance Corporation.

$25 Million Revolving Credit Facility with Shinsei

In November 2020, KNOT Shuttle Tankers AS entered into an unsecured revolving credit facility with Shinsei Bank. The facility will mature in November 2023, bears interest at LIBOR plus a margin of 1.75% and has a commitment fee of 0.7% on the undrawn portion of the facility.

Raquel Sale and Leaseback

On December 30, 2020, the Partnership through its wholly-owned subsidiary, Knutsen Shuttle Tankers 19 AS, which owned the Raquel Knutsen, agreed to enter into a sale and leaseback agreement with a Japanese-based lessor for a lease period of ten years. The closing of the transaction occurred on January 19, 2021. The gross sales price was $94.3 million and a portion of the proceeds was used to repay the outstanding loan and cancelation of the interest rate swap agreements related to the vessel. The bareboat rate under the lease consists of a fixed element per day and there is a fixed-price purchase obligation at maturity. After repayment of the loan and related interest rate swaps, the Partnership realized net proceeds of $38 million after fees and expenses.